13F-HR
                            FORM 13F HOLDINGS REPORT

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON DC 20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment:         [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       WestEnd Advisors LLC
Address:    4064 Colony Road
            Suite 130
            Charlotte, NC  28211

Form 13F File Number: 28-11741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Robert L. Pharr
Title:         Managing Partner
Phone:         704-556-9300

Signature                        City     State     and Date of Signing:
Robert L. Pharr                   Charlotte NC
------------------------------------------------------------------------
Signature                        City     State             Date


Report Type:


[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

                                Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:  $2,204,166,621.42







List of Other Included Managers:  NONE


                                                           13F Holdings Report
                                                          AS OF DATE: 6/30/2012

                                                                                          INVESTMENT
          ISSUER         TITLE OF       CUSIP        MKT            SHARES/          DISCRETION   OTHER    VOTING AUTHORITY
           NAME           CLASS         NUMBER       VAL           PRINC AMT       SOLE(A) SHARED MNGRS   SOLE    SHARED    NONE

Amgen, Inc.            Common Stock  031162100 $ 118,659,858.44  1,627,484.00  1,627,484.00  0.00 ALL   989,506.00   0.00    637,978
Celgene Corp.          Common Stock  151020104  $ 99,047,192.48  1,543,753.00  1,543,753.00  0.00 ALL   931,846.00   0.00    611,907
Bed Bath & Beyond      Common Stock  075896100 $ 100,251,527.40  1,622,193.00  1,622,193.00  0.00 ALL   996,865.00   0.00    625,328
Coach, Inc.            Common Stock  189754104  $ 96,181,529.68  1,644,691.00  1,644,691.00  0.00 ALL 1,011,916.00   0.00    632,775
Johnson Controls, Inc. Common Stock  478366107  $ 96,676,061.21  3,488,851.00  3,488,851.00  0.00 ALL 2,087,342.00   0.00  1,401,509
Lowes Cos. Inc.        Common Stock  548661107 $ 111,699,771.13  3,927,558.76  3,927,558.76  0.00 ALL 2,394,938.76   0.00  1,532,620
Nike, Inc. Class B     Common Stock  654106103  $ 92,419,260.78  1,052,851.00  1,052,851.00  0.00 ALL   640,509.00   0.00    412,342
Nordstrom, Inc.        Common Stock  655664100 $ 104,783,588.74  2,108,746.00  2,108,746.00  0.00 ALL 1,270,874.00   0.00    837,872
Target Corp.           Common Stock  87612E106 $ 111,981,121.71  1,924,404.91  1,924,404.91  0.00 ALL 1,174,223.91   0.00    750,181
Costco Wholesale       Common Stock  22160K105 $ 117,119,420.00  1,232,836.00  1,232,836.00  0.00 ALL   743,426.00   0.00    489,410
Whole Foods Market     Common Stock  966837106 $ 131,123,335.84  1,375,612.00  1,375,612.00  0.00 ALL   873,228.00   0.00    502,384
American Tower         Common Stock  03027X100 $ 119,682,843.96  1,711,956.00  1,711,956.00  0.00 ALL 1,035,662.00   0.00    676,294
Adobe Systems, Inc.    Common Stock  00724f101 $ 112,778,536.65  3,484,045.00  3,484,045.00  0.00 ALL 2,138,008.00   0.00  1,346,037
Autodesk, Inc.         Common Stock  052769106 $ 108,572,955.29  3,102,971.00  3,102,971.00  0.00 ALL 1,913,854.00   0.00  1,189,117
E M C Corp.            Common Stock  268648102 $ 110,220,430.98  4,300,446.00  4,300,446.00  0.00 ALL 2,650,409.00   0.00  1,650,037
Int'l Business
  Machines             Common Stock  459200101 $ 107,264,090.78    548,441.00    548,441.00  0.00 ALL   331,414.00   0.00    217,027
Intel Corp.            Common Stock  458140100 $ 110,547,625.59  4,148,128.54  4,148,128.54  0.00 ALL 2,554,523.54   0.00  1,593,605
Oracle Corp.           Common Stock  68389X105 $ 109,269,174.66  3,679,096.79  3,679,096.79  0.00 ALL 2,163,415.79   0.00  1,515,681
Qualcomm, Inc.         Common Stock  747525103 $ 103,007,678.73  1,849,994.23  1,849,994.23  0.00 ALL 1,130,678.23   0.00    719,316
Verizon Comm., Inc.    Common Stock  92343v104 $ 118,694,218.28  2,670,887.00  2,670,887.00  0.00 ALL 1,593,359.00   0.00  1,077,528
ISHARES TR BARCLYS
  1-3YR CR             Common Stock  464288646   $ 1,127,751.83     10,770.24     10,770.24  0.00 ALL    10,770.24   0.00          0
IShares Nasdaq
  Biotechnology        Common Stock  464287556     $ 890,292.65      6,851.04      6,851.04  0.00 ALL     6,851.04   0.00          0
International Asia
  ex-Japan ETF         Common Stock  464288182   $ 2,901,055.87     55,142.67     55,142.67  0.00 ALL    55,142.67   0.00          0
Ishares Dow Jones US
  Technology Sector    Common Stock  464287721   $ 2,778,952.26     39,013.79     39,013.79  0.00 ALL    39,013.79   0.00          0
Ishares Dow Jones US
  Telecom Sector       Common Stock  464287713     $ 781,276.28     34,769.75     34,769.75  0.00 ALL    34,769.75   0.00          0
SPDR Barclays Capital
  High Yield Bond ETF  Common Stock  78464A417     $ 311,852.38      7,903.00      7,903.00  0.00 ALL     7,903.00   0.00          0
SPDR Dow Jones Total
  Market ETF           Common Stock  78464A805     $ 387,585.28      3,822.34      3,822.34  0.00 ALL     3,822.34   0.00          0
SPDR Tr Unit Ser 1     Common Stock  78462F103      $ 20,160.56        148.00        148.00  0.00 ALL       148.00   0.00          0
VANGUARD INDEX FDS
  EXTEND MKT ETF       Common Stock  922908652   $ 4,947,172.47     87,684.73     87,684.73  0.00 ALL    87,684.73   0.00          0
Vanguard Consumer
  Discretionary ETF    Common Stock  92204A108   $ 2,810,552.67     40,532.92     40,532.92  0.00 ALL    40,532.92   0.00          0
Vanguard Consumer
  Staples ETF          Common Stock  92204A207     $ 797,523.37      9,041.19      9,041.19  0.00 ALL     9,041.19   0.00          0
Vanguard Intl Equity
  Index All World
  Ex US                Common Stock  922042775   $ 5,910,413.85    144,226.79    144,226.79  0.00 ALL   144,226.79   0.00          0
iShares Barclays
  Intermediate Credit
  Bd Fd                Common Stock  464288638     $ 144,849.00      1,325.00      1,325.00  0.00 ALL     1,325.00   0.00          0
iShares Investment
  Grade Corp Bond Fund Common Stock  464287242     $ 376,960.61      3,205.72      3,205.72  0.00 ALL     3,205.72   0.00          0